Common Stock	9 Months Ended
Aug. 31, 2019
Common Stock
Common Stock

NOTE C – COMMON STOCK

On October 11, 2017, Company issued 1,900,000 Restricted Common Shares to Levi Yehuda, director of the company at $0.005 per share for cash proceeds of $9,500.

On October 11, 2017, Company issued 1,900,000 Restricted Common Shares to Abotbol Gal, Secretary/President of the company at $0.005 per share for cash proceeds of $9,500.

During the three months ended May 31, 2019, 960,000 shares were issued at $0.001 per share for a total cash proceed of $24,000.

During the three months ended August 31, 2019, 1,120,000 shares were issued at $0.001 per share for a total cash proceed of $28,000.